PRINCIPAL ACCOUNTING POLICIES - Allowance for doubtful accounts (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Allowance for expected credit losses
Allowance at beginning of year	¥ 496		¥ 770	¥ 815
Business combination	14
Provisions for credit losses	330	$ 45	79	296
Write-offs	(218)		(353)	(341)
Allowance at end of year	¥ 622		¥ 496	¥ 770